UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA BALANCED STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                           USAA BALANCED
                                  STRATEGY Fund

                                [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        33

   Financial Statements                                                     38

   Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                             54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]      IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                     AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                       "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT] MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                     USAA Investment Management Company(Bonds)

[PHOTO OF ARNOLD J. ESPE]            ARNOLD J. ESPE, CFA
                                     USAA Investment Management Company
                                     (Bonds and Money Market Instruments)

[PHOTO OF MATTHEW E. MEGARGEL]       MATTHEW E. MEGARGEL, CFA
                                     Wellington Management Company, LLP (Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Balanced Strategy Fund had a total return of 3.62% for the six months ended November 30, 2005. This compares to a return of 4.27% for the Lipper Balanced Funds Average, 4.51% for the Lipper Balanced Funds Index, 6.78% for the Russell 3000 Index, and (0.48)% for the Lehman Brothers U.S. Aggregate Bond Index.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 The Fund began the period with 65% of its net assets in stocks and other equity securities and 35% of its net assets in bonds and money market instruments. In June 2005, and then again in October 2005, we shifted assets from stocks to bonds, ending with 50% in stocks and other equity securities and 50% in bonds and money market instruments. These moves were undertaken given our view that the stock market has become less attractive on a risk-reward basis looking out over the next 12 to 24 months, and therefore we thought it was prudent to reduce risk in the portfolio. This re-allocation detracted from performance on a short-term basis, because stocks subsequently did better than bonds. We continue to carefully monitor market risks.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE FUND'S U.S. EQUITY PORTION PERFORM?

                 The Fund's equity portion outperformed the Russell 3000 Index. Favorable stock selection drove this outperformance, with particular strength apparent in the health care, consumer staples, financials, and energy sectors.

                 Good performance by health care equipment and services companies Health Net, Inc. and Omnicare, Inc. helped offset weaker returns from pharmaceutical and biotechnology holdings Abbott Laboratories and Schering-Plough Corp. Our underweight position in poorly performing Pfizer, Inc. also helped on a relative basis. At the end of the period, health care represented the largest sector allocation in the equity portion, reflecting our view that valuations remain attractive and the earnings outlook heading into 2005 is relatively strong.

                 We benefited from our overweight exposure to energy, the top-performing area of the U.S. stock market, because several energy companies were among the largest individual contributors to performance, particularly Schlumberger Ltd. and Chesapeake Energy Corp.

                 Despite good stock selection, the Fund was hurt by its overweight position in health care and an underweight position in financials. Although recent returns in the financials sector have been good, we believe banking stocks will weaken under net interest margin pressure.

                 Stock selection in information technology and materials detracted from performance. In information technology, we were hurt by owning Dell, Inc., whose shares fell sharply as demand for high-end PCs appeared to weaken, as well as by not owning several benchmark stocks that performed well. Other individual names that detracted from performance during the period were

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-32.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Kohl's Corp. in retailing and Tempur-Pedic International, Inc.* in the consumer durables sector.

WHAT'S YOUR OUTLOOK MOVING FORWARD?

                 During much of the period, the Fund maintained a cyclical posture, but more recently we have begun migrating toward stable growth stocks given that consumer confidence and manufacturing data are moderating and inflation appears to be contained. At the end of the period, the Fund was overweight in the health care, consumer discretionary, and energy sectors. Our most significant sector underweights were in financials and utilities.

HOW DID THE FUND'S BOND PORTION PERFORM?

                 As evidenced by the fact that roughly 90% of our peer group lost money during the six months, it was a tough environment in the bond market as rates rose across all maturities on the yield curve. Your Fund's bond portion bucked the trend, with a positive total return as income from the bonds we own offset the principal erosion caused by higher rates.

                 We benefited from a shorter-than-average duration (a measure of interest-rate sensitivity) during the period, as well as from our tactic of lengthening duration as rates rose and shortening duration as rates fell. One important way we achieved our overall short duration was by investing in floating-rate bonds, whose income rose as the Federal Reserve Board (the Fed) raised rates and the market drove yields higher.

                 Additionally, we benefited from our allocations within the corporate bond market, because we were overweight in the finance, real estate investment trusts (REITs), and utilities sectors,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 *TEMPUR-PEDIC INTERNATIONAL, INC. WAS SOLD OUT OF THE FUND
                  PRIOR TO NOVEMBER 30, 2005.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-32.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 all of which outperformed. We avoided purchase of traditional mortgage-backed securities, but found value in commercial mortgage-backed securities.

                 During the period, strong security selection was our major competitive advantage, and in this we were supported by a staff of 17 analysts who continue to do an exceptional job of suggesting individual bonds to the portfolio management team.

WHAT'S YOUR OUTLOOK?

                 We believe we're coming to the end of the Fed tightening cycle, and further that expected Fed moves are priced into the market. Additionally, we expect the economy to moderate and inflation to remain under control. As such, we're modestly bullish on long-term interest rates and have therefore moved to a more neutral duration. Given our positive view on inflation, we've reduced our exposure to Treasury inflation-protected securities
                 (TIPS). We expect to see a continuation of strong demand for long-term bonds, especially from pension plans that need to match long-term liabilities with long-term assets.

                 On behalf of all of the analysts and managers working on your Fund, we thank you for your continued confidence in us.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA BALANCED STRATEGY FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)

  out of 861 moderate allocation funds for the period ending November 30, 2005:

                                 OVERALL RATING
                                  *   *   *   *

        3-YEAR                       5-YEAR                     10-YEAR
        * * *                       * * * *                     * * * *
  out of 861 funds              out of 641 funds             out of 294 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics.
                   Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                            11/30/05              5/31/05
--------------------------------------------------------------------------------
Net Assets                               $636.2 Million        $609.8 Million
Net Asset Value Per Share                   $15.83                $15.41

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05*             1 YEAR          5 YEARS           10 YEARS
       3.62%                      6.68%            6.35%             8.61%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                          OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                             LEHMAN BROTHERS
              RUSSELL 3000      USAA BALANCED      LIPPER BALANCED      LIPPER BALANCED       U.S. AGGREGATE
                 INDEX          STRATEGY FUND        FUNDS INDEX         FUNDS AVERAGE          BOND INDEX
              ------------      -------------      ---------------      ---------------      ---------------
11/30/95      $10,000.00         $10,000.00          $10,000.00           $10,000.00            $10,000.00
12/31/95       10,163.35          10,262.72           10,157.39            10,142.44             10,140.34
01/31/96       10,458.34          10,272.74           10,340.75            10,337.19             10,207.67
02/29/96       10,612.61          10,242.67           10,345.73            10,374.59             10,030.24
03/31/96       10,719.29          10,452.97           10,384.75            10,414.59              9,960.52
04/30/96       10,922.54          10,523.53           10,453.49            10,518.98              9,904.50
05/31/96       11,202.07          10,573.93           10,560.62            10,655.84              9,884.39
06/30/96       11,165.89          10,584.87           10,595.45            10,665.57             10,017.13
07/31/96       10,581.38          10,239.49           10,322.77            10,363.52             10,044.54
08/31/96       10,902.38          10,483.28           10,485.78            10,555.44             10,027.71
09/30/96       11,495.75          10,910.16           10,874.72            10,955.55             10,202.46
10/31/96       11,705.89          11,166.03           11,104.81            11,156.00             10,428.46
11/30/96       12,531.59          11,664.45           11,622.33            11,662.75             10,607.09
12/31/96       12,380.66          11,643.45           11,483.13            11,547.65             10,508.46
01/31/97       13,065.78          11,932.98           11,838.24            11,898.66             10,540.64
02/28/97       13,080.07          12,005.36           11,882.17            11,905.68             10,566.86
03/31/97       12,488.19          11,797.83           11,536.82            11,555.06             10,449.76
04/30/97       13,103.33          12,047.74           11,883.64            11,891.64             10,606.19
05/31/97       13,998.27          12,610.04           12,370.28            12,425.65             10,706.45
06/30/97       14,580.21          12,953.89           12,780.33            12,800.72             10,833.53
07/31/97       15,723.23          13,623.63           13,508.30            13,542.80             11,125.68
08/31/97       15,085.51          13,337.38           13,080.11            13,181.57             11,030.78
09/30/97       15,940.91          13,772.36           13,601.47            13,703.56             11,193.46
10/31/97       15,405.47          13,494.77           13,353.81            13,472.75             11,355.85
11/30/97       15,995.31          13,740.33           13,599.10            13,692.89             11,408.14
12/31/97       16,315.71          13,861.63           13,813.95            13,887.84             11,523.00
01/31/98       16,400.27          13,839.87           13,912.11            13,975.76             11,670.94
02/28/98       17,573.46          14,394.77           14,464.45            14,576.40             11,662.15
03/31/98       18,444.42          14,830.11           14,906.74            15,008.06             11,702.22
04/30/98       18,625.77          14,895.78           15,011.15            15,121.21             11,763.30
05/31/98       18,166.13          14,731.61           14,859.38            14,952.07             11,874.89
06/30/98       18,780.38          14,739.63           15,133.40            15,182.85             11,975.60
07/31/98       18,439.39          14,219.38           14,956.11            14,990.59             12,001.07
08/31/98       15,614.72          12,825.32           13,667.63            13,637.92             12,196.38
09/30/98       16,679.88          13,035.64           14,257.54            14,227.50             12,481.97
10/31/98       17,945.98          13,754.22           14,790.94            14,839.50             12,415.98
11/30/98       19,043.59          14,461.58           15,332.34            15,411.73             12,486.44
12/31/98       20,253.96          15,066.33           15,897.98            15,993.25             12,523.98
01/31/99       20,942.04          15,607.63           16,152.21            16,300.73             12,613.37
02/28/99       20,200.25          15,258.04           15,763.96            15,858.86             12,393.18
03/31/99       20,941.45          15,956.78           16,153.07            16,268.69             12,461.86
04/30/99       21,886.71          16,194.27           16,682.17            16,759.20             12,501.34
05/31/99       21,470.74          15,855.00           16,424.94            16,510.72             12,391.84
06/30/99       22,555.77          16,625.86           16,879.06            16,992.63             12,352.36
07/31/99       21,871.84          16,319.24           16,563.37            16,663.59             12,299.77
08/31/99       21,623.14          16,285.17           16,389.59            16,456.41             12,293.52
09/30/99       21,070.48          16,024.11           16,179.60            16,237.46             12,436.24
10/31/99       22,392.15          16,754.04           16,648.07            16,709.20             12,482.12
11/30/99       23,018.82          17,119.00           16,827.20            16,926.13             12,481.23
12/31/99       24,487.60          17,913.98           17,325.10            17,477.10             12,421.04
01/31/00       23,527.66          17,444.37           16,889.86            17,007.17             12,380.37
02/29/00       23,745.73          17,410.01           16,849.17            17,041.81             12,530.09
03/31/00       25,605.94          18,383.12           17,841.23            18,011.36             12,695.16
04/30/00       24,703.58          17,854.28           17,514.28            17,674.85             12,658.81
05/31/00       24,009.73          17,543.87           17,349.48            17,464.97             12,653.00
06/30/00       24,720.60          17,935.05           17,626.40            17,804.33             12,916.24
07/31/00       24,283.66          17,719.71           17,578.36            17,769.46             13,033.49
08/31/00       26,084.60          18,412.94           18,363.00            18,604.84             13,222.39
09/30/00       24,903.55          17,793.29           17,976.55            18,191.38             13,305.52
10/31/00       24,548.96          17,609.85           17,960.64            18,127.37             13,393.57
11/30/00       22,286.24          16,790.51           17,308.68            17,403.29             13,612.57
12/31/00       22,660.76          17,108.40           17,738.88            17,871.52             13,865.08
01/31/01       23,435.96          18,374.32           18,115.36            18,320.70             14,091.83
02/28/01       21,294.67          17,944.16           17,412.18            17,524.32             14,214.59
03/31/01       19,906.55          17,649.81           16,849.87            16,911.22             14,285.95
04/30/01       21,502.96          18,391.92           17,557.02            17,664.36             14,226.65
05/31/01       21,675.66          18,837.18           17,713.39            17,814.84             14,312.46
06/30/01       21,275.99          18,665.44           17,441.98            17,575.21             14,366.54
07/31/01       20,925.34          18,926.93           17,429.36            17,555.09             14,687.74
08/31/01       19,689.99          18,540.92           16,933.34            17,024.15             14,855.94
09/30/01       17,952.84          17,360.57           16,119.59            16,080.48             15,029.05
10/31/01       18,370.53          17,711.29           16,389.38            16,421.20             15,343.54
11/30/01       19,785.48          18,763.44           17,041.89            17,105.86             15,131.99
12/31/01       20,064.36          18,983.93           17,164.80            17,228.90             15,035.90
01/31/02       19,812.76          18,812.54           17,014.25            17,052.02             15,157.62
02/28/02       19,407.61          18,456.60           16,898.64            16,883.62             15,304.51
03/31/02       20,258.54          18,984.45           17,268.12            17,266.27             15,049.91
04/30/02       19,195.69          18,679.53           16,853.73            16,868.94             15,341.75
05/31/02       18,973.29          18,825.36           16,845.87            16,796.80             15,472.11
06/30/02       17,607.51          17,765.59           16,127.21            16,023.74             15,605.89
07/31/02       16,207.65          16,898.00           15,300.63            15,220.94             15,794.20
08/31/02       16,284.22          17,071.51           15,457.61            15,386.52             16,060.87
09/30/02       14,573.23          16,309.12           14,534.73            14,477.91             16,320.99
10/31/02       15,733.64          16,846.04           15,140.60            15,038.63             16,246.65
11/30/02       16,685.71          17,584.32           15,754.83            15,621.23             16,242.33
12/31/02       15,742.38          17,065.51           15,330.15            15,199.20             16,577.82
01/31/03       15,357.17          16,751.50           15,100.51            14,972.47             16,591.98
02/28/03       15,104.52          16,683.24           14,987.26            14,866.16             16,821.55
03/31/03       15,263.36          16,736.86           15,048.42            14,933.55             16,808.59
04/30/03       16,509.73          17,546.26           15,862.78            15,727.58             16,947.29
05/31/03       17,506.33          18,314.51           16,564.38            16,455.39             17,263.27
06/30/03       17,742.57          18,525.20           16,689.98            16,589.32             17,229.01
07/31/03       18,149.59          18,621.68           16,728.66            16,612.27             16,649.78
08/31/03       18,551.79          18,883.57           17,011.07            16,895.51             16,760.32
09/30/03       18,350.38          18,874.08           17,032.65            16,899.28             17,203.98
10/31/03       19,460.93          19,607.46           17,594.60            17,441.59             17,043.53
11/30/03       19,728.98          19,815.02           17,750.38            17,608.13             17,084.35
12/31/03       20,631.38          20,374.00           18,386.39            18,208.42             17,258.21
01/31/04       21,061.77          20,596.21           18,660.93            18,461.39             17,397.05
02/29/04       21,345.50          20,873.97           18,915.27            18,698.32             17,585.36
03/31/04       21,092.13          20,715.95           18,825.04            18,610.09             17,717.06
04/30/04       20,656.02          20,339.80           18,429.42            18,192.63             17,256.12
05/31/04       20,956.22          20,479.11           18,510.79            18,277.96             17,187.00
06/30/04       21,372.72          20,880.79           18,800.20            18,565.67             17,284.13
07/31/04       20,564.50          20,363.66           18,446.27            18,176.56             17,455.45
08/31/04       20,649.19          20,391.61           18,558.48            18,270.26             17,788.42
09/30/04       20,966.61          20,632.26           18,834.18            18,495.86             17,836.69
10/31/04       21,310.98          20,814.59           19,037.86            18,690.47             17,986.26
11/30/04       22,301.64          21,417.71           19,550.68            19,210.80             17,842.80
12/31/04       23,096.28          22,015.38           20,038.71            19,687.88             18,006.97
01/31/05       22,481.12          21,716.14           19,780.57            19,421.64             18,120.04
02/28/05       22,976.00          21,944.13           20,060.41            19,687.51             18,013.08
03/31/05       22,587.38          21,677.19           19,784.22            19,420.27             17,920.56
04/30/05       22,096.64          21,462.56           19,546.48            19,162.04             18,163.10
05/31/05       22,933.91          22,049.21           19,994.69            19,613.52             18,359.60
06/30/05       23,094.12          22,158.95           20,138.38            19,753.64             18,459.71
07/31/05       24,041.56          22,676.28           20,585.88            20,181.78             18,291.67
08/31/05       23,812.37          22,762.50           20,645.43            20,190.03             18,526.16
09/30/05       24,020.70          22,776.06           20,727.28            20,256.30             18,335.32
10/31/05       23,570.82          22,314.19           20,401.83            19,920.98             18,190.21
11/30/05       24,489.55          22,848.23           20,897.14            20,409.78             18,270.66

                                          [END CHART]

                 DATA FROM 11/30/95 THROUGH 11/30/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

           The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

           o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

           o The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

           o The Lipper Balanced Funds Average is an average of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

           o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                          OVERVIEW

---------------------------------------------------------
                    TOP 5 EQUITY HOLDINGS
                      (% of Net Assets)
---------------------------------------------------------

Microsoft Corp.                                      1.5%

Bank of America Corp.                                1.2%

Procter & Gamble Co.                                 1.2%

General Electric Co.                                 1.1%

Time Warner, Inc.                                    1.1%
---------------------------------------------------------

---------------------------------------------------------
              TOP 5 FIXED INCOME HOLDINGS
                   (% of Net Assets)
---------------------------------------------------------

U.S. Treasury Notes, 4.25%                           2.2%

U.S. Treasury Bonds, 5.38%                           1.5%

U.S. Treasury Bonds, 4.25%                           0.9%

GMAC Commercial Mortgage Securities, Inc., 6.95%     0.8%

Consumers Funding, LLC                               0.6%
---------------------------------------------------------

                  ASSET ALLOCATION
                      11/30/05

        [PIE CHART OF ASSET ALLOCATION]

Equity Securities                               50.1%
Bonds                                           47.8%
Other*                                           8.3%

                    [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-32.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (50.1%)

             COMMON STOCKS (48.2%)

             AEROSPACE & DEFENSE (1.9%)
   39,500    Boeing Co.                                                                                  $  2,694
   23,800    General Dynamics Corp.                                                                         2,720
   41,300    Precision Castparts Corp.                                                                      2,106
   83,400    United Technologies Corp.                                                                      4,490
                                                                                                         --------
                                                                                                           12,010
                                                                                                         --------
             ALUMINUM (0.3%)
   60,500    Alcoa, Inc.                                                                                    1,658
                                                                                                         --------
             APPAREL RETAIL (1.0%)
   41,900    Abercrombie & Fitch Co. "A"                                                                    2,569
   16,300    Aeropostale, Inc.*                                                                               405
   17,500    Chico's FAS, Inc.*                                                                               772
   67,500    Christopher & Banks Corp.                                                                      1,018
   51,550    Pacific Sunwear of California, Inc.*                                                           1,364
                                                                                                         --------
                                                                                                            6,128
                                                                                                         --------
             APPLICATION SOFTWARE (1.0%)
   47,900    Amdocs Ltd. (United Kingdom)*                                                                  1,266
   27,600    Autodesk, Inc.                                                                                 1,151
   75,800    Intuit, Inc.*                                                                                  4,061
                                                                                                         --------
                                                                                                            6,478
                                                                                                         --------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   31,400    Northern Trust Corp.                                                                           1,654
   54,100    Nuveen Investments, Inc. "A"                                                                   2,243
   68,500    State Street Corp.                                                                             3,952
                                                                                                         --------
                                                                                                            7,849
                                                                                                         --------
             AUTOMOTIVE RETAIL (0.3%)
   58,600    O'Reilly Automotive, Inc.*                                                                     1,784
                                                                                                         --------
             BIOTECHNOLOGY (1.9%)
   68,100    Amgen, Inc.*                                                                                   5,511
   39,800    Applera Corp.-Applied Biosystems Group                                                         1,098
   25,400    Charles River Laboratories International, Inc.*                                                1,157
   55,300    Genzyme Corp.*                                                                                 4,111
                                                                                                         --------
                                                                                                           11,877
                                                                                                         --------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             BREWERS (0.2%)
   33,500    Anheuser-Busch Companies, Inc.                                                              $  1,465
                                                                                                         --------
             BROADCASTING & CABLE TV (0.3%)
   63,400    Comcast Corp. "A"*                                                                             1,651
                                                                                                         --------
             CASINOS & GAMING (0.5%)
   57,000    Penn National Gaming, Inc.*                                                                    1,891
   52,600    Shuffle Master, Inc.*(h)                                                                       1,473
                                                                                                         --------
                                                                                                            3,364
                                                                                                         --------
             COAL & CONSUMABLE FUELS (0.2%)
   27,400    Cameco Corp. (Canada)                                                                          1,561
                                                                                                         --------
             COMMUNICATIONS EQUIPMENT (1.3%)
  102,400    Cisco Systems, Inc.*                                                                           1,796
  233,900    Corning, Inc.*                                                                                 4,737
   82,500    Motorola, Inc.                                                                                 1,987
                                                                                                         --------
                                                                                                            8,520
                                                                                                         --------
             COMPUTER HARDWARE (0.3%)
   54,600    Dell, Inc.*                                                                                    1,647
                                                                                                         --------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
   29,700    QLogic Corp.*                                                                                    982
    3,700    SanDisk Corp.*                                                                                   189
                                                                                                         --------
                                                                                                            1,171
                                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   30,700    Caterpillar, Inc.                                                                              1,774
   33,900    Oshkosh Truck Corp.                                                                            1,523
                                                                                                         --------
                                                                                                            3,297
                                                                                                         --------
             CONSTRUCTION MATERIALS (0.3%)
   29,100    Vulcan Materials Co.                                                                           1,941
                                                                                                         --------
             CONSUMER FINANCE (0.2%)
   43,000    First Marblehead Corp.(h)                                                                      1,453
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   27,000    Affiliated Computer Services, Inc. "A"*                                                     $  1,506
   13,300    DST Systems, Inc.*                                                                               791
   65,900    First Data Corp.                                                                               2,851
   27,200    Paychex, Inc.                                                                                  1,154
                                                                                                         --------
                                                                                                            6,302
                                                                                                         --------
             DEPARTMENT STORES (0.5%)
   65,300    Kohl's Corp.*                                                                                  3,004
                                                                                                         --------
             DISTILLERS & VINTNERS (0.2%)
   51,000    Constellation Brands, Inc. "A"*                                                                1,205
                                                                                                         --------
             DIVERSIFIED BANKS (1.2%)
  165,800    Bank of America Corp.                                                                          7,609
                                                                                                         --------
             DIVERSIFIED CHEMICALS (0.5%)
   67,900    Du Pont (E.I.) De Nemours & Co.                                                                2,903
                                                                                                         --------
             DIVERSIFIED METALS & MINING (0.2%)
    7,300    Rio Tinto plc ADR (United Kingdom)                                                             1,189
                                                                                                         --------
             EDUCATIONAL SERVICES (0.5%)
   32,400    Career Education Corp.*                                                                        1,208
   31,800    ITT Educational Services, Inc.*                                                                1,952
                                                                                                         --------
                                                                                                            3,160
                                                                                                         --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   60,300    Waste Management, Inc.                                                                         1,804
                                                                                                         --------
             GOLD (0.6%)
   11,500    Freeport-McMoRan Copper & Gold, Inc. "B"                                                         599
   69,700    Newmont Mining Corp.                                                                           3,215
                                                                                                         --------
                                                                                                            3,814
                                                                                                         --------
             HEALTH CARE EQUIPMENT (2.1%)
   38,000    Biomet, Inc.                                                                                   1,354
   31,100    Diagnostic Products Corp.                                                                      1,417
   51,900    Fisher Scientific International, Inc.*                                                         3,346

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
   28,600    Kinetic Concepts, Inc.*                                                                     $  1,114
   99,700    Medtronic, Inc.                                                                                5,540
   22,800    Waters Corp.*                                                                                    894
                                                                                                         --------
                                                                                                           13,665
                                                                                                         --------
             HEALTH CARE FACILITIES (0.2%)
   34,800    Triad Hospitals, Inc.*                                                                         1,485
                                                                                                         --------
             HEALTH CARE SERVICES (0.5%)
   42,100    Dendrite International, Inc.*                                                                    793
   41,700    Omnicare, Inc.                                                                                 2,375
                                                                                                         --------
                                                                                                            3,168
                                                                                                         --------
             HEALTH CARE SUPPLIES (0.2%)
   23,100    Cooper Companies, Inc.                                                                         1,266
                                                                                                         --------
             HOME FURNISHINGS (0.1%)
    6,400    Mohawk Industries, Inc.*                                                                         563
                                                                                                         --------
             HOME IMPROVEMENT RETAIL (0.5%)
   51,400    Lowe's Companies, Inc.                                                                         3,468
                                                                                                         --------
             HOMEBUILDING (0.4%)
   81,400    D.R. Horton, Inc.                                                                              2,885
                                                                                                         --------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
   63,500    Hilton Hotels Corp.                                                                            1,392
                                                                                                         --------
             HOUSEHOLD PRODUCTS (1.2%)
  131,200    Procter & Gamble Co.                                                                           7,503
                                                                                                         --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   21,700    TXU Corp.                                                                                      2,227
                                                                                                         --------
             INDUSTRIAL CONGLOMERATES (1.3%)
  194,000    General Electric Co.                                                                           6,930
   13,600    Textron, Inc.                                                                                  1,073
                                                                                                         --------
                                                                                                            8,003
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.3%)
   45,200    Ingersoll-Rand Co. Ltd. "A"                                                                 $  1,791
                                                                                                         --------
             INTEGRATED OIL & GAS (1.9%)
   67,500    ConocoPhillips                                                                                 4,084
  110,300    Exxon Mobil Corp.                                                                              6,401
   40,800    Petro-Canada (Canada)                                                                          1,555
                                                                                                         --------
                                                                                                           12,040
                                                                                                         --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  222,200    Qwest Communications International, Inc.*                                                      1,164
                                                                                                         --------
             INTERNET SOFTWARE & SERVICES (0.9%)
  138,000    Yahoo!, Inc.*                                                                                  5,552
                                                                                                         --------
             INVESTMENT BANKING & BROKERAGE (1.3%)
  227,600    E*TRADE Financial Corp.*                                                                       4,442
   57,600    Merrill Lynch & Co., Inc.                                                                      3,826
                                                                                                         --------
                                                                                                            8,268
                                                                                                         --------
             LIFE & HEALTH INSURANCE (0.2%)
   72,500    UnumProvident Corp.                                                                            1,595
                                                                                                         --------
             MANAGED HEALTH CARE (1.4%)
   36,950    Coventry Health Care, Inc.*                                                                    2,201
   33,900    Health Net, Inc.*                                                                              1,730
   64,000    WellPoint, Inc.*                                                                               4,917
                                                                                                         --------
                                                                                                            8,848
                                                                                                         --------
             MOVIES & ENTERTAINMENT (1.5%)
  397,700    Time Warner, Inc.                                                                              7,151
   81,000    Viacom, Inc. "B"                                                                               2,705
                                                                                                         --------
                                                                                                            9,856
                                                                                                         --------
             MULTI-LINE INSURANCE (0.5%)
   45,900    American International Group, Inc.                                                             3,082
                                                                                                         --------
             OIL & GAS DRILLING (0.2%)
   29,600    GlobalSantaFe Corp.                                                                            1,343
                                                                                                         --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
   14,000    National-Oilwell Varco, Inc.*                                                               $    849
   40,700    Schlumberger Ltd.                                                                              3,896
                                                                                                         --------
                                                                                                            4,745
                                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   66,800    Chesapeake Energy Corp.                                                                        1,934
  127,900    Noble Energy, Inc.                                                                             4,779
   24,400    Woodside Petroleum Ltd. ADR (Australia)                                                          631
   31,400    XTO Energy, Inc.                                                                               1,278
                                                                                                         --------
                                                                                                            8,622
                                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
  128,339    Citigroup, Inc.                                                                                6,231
                                                                                                         --------
             PHARMACEUTICALS (2.4%)
   75,300    Abbott Laboratories                                                                            2,839
   71,200    Biovail Corp. (Canada)(h)                                                                      1,675
   43,600    Eisai Co. Ltd. ADR (Japan)                                                                     1,680
   52,200    Eli Lilly and Co.                                                                              2,636
   60,700    Pfizer, Inc.                                                                                   1,287
   63,300    Sanofi-Aventis ADR (France)                                                                    2,545
  122,100    Schering-Plough Corp.                                                                          2,359
                                                                                                         --------
                                                                                                           15,021
                                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (1.7%)
   48,800    ACE Ltd.                                                                                       2,708
   21,700    Ambac Financial Group, Inc.                                                                    1,664
   22,100    Chubb Corp.                                                                                    2,140
   76,587    St. Paul Travelers Companies, Inc.                                                             3,564
   21,000    W.R. Berkley Corp.                                                                               979
                                                                                                         --------
                                                                                                           11,055
                                                                                                         --------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
   35,800    Simon Property Group, Inc.(h)                                                                  2,768
                                                                                                         --------
             REGIONAL BANKS (0.4%)
   33,400    UnionBanCal Corp.                                                                              2,311
                                                                                                         --------
             RESTAURANTS (0.3%)
   28,600    CBRL Group, Inc.                                                                               1,058
   22,000    Outback Steakhouse, Inc.                                                                         886
                                                                                                         --------
                                                                                                            1,944
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   28,900    Lam Research Corp.*                                                                         $  1,085
   21,700    Varian Semiconductor Equipment Associates, Inc.*                                                 955
                                                                                                         --------
                                                                                                            2,040
                                                                                                         --------
             SEMICONDUCTORS (1.0%)
  104,600    Intel Corp.                                                                                    2,791
    6,500    International Rectifier Corp.*                                                                   230
   51,100    Microchip Technology, Inc.                                                                     1,705
   53,400    Texas Instruments, Inc.                                                                        1,734
                                                                                                         --------
                                                                                                            6,460
                                                                                                         --------
             SOFT DRINKS (0.8%)
   81,600    PepsiCo, Inc.                                                                                  4,831
                                                                                                         --------
             SPECIALTY STORES (0.8%)
  131,100    Michaels Stores, Inc.                                                                          4,903
                                                                                                         --------
             SYSTEMS SOFTWARE (1.5%)
  353,000    Microsoft Corp.                                                                                9,782
                                                                                                         --------
             TECHNOLOGY DISTRIBUTORS (0.2%)
   20,600    CDW Corp.                                                                                      1,208
                                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (0.8%)
   40,800    Golden West Financial Corp.                                                                    2,643
   47,400    IndyMac Bancorp, Inc.                                                                          1,815
   24,400    Sovereign Bancorp, Inc.                                                                          533
                                                                                                         --------
                                                                                                            4,991
                                                                                                         --------
             TOBACCO (0.8%)
   71,200    Altria Group, Inc.                                                                             5,183
                                                                                                         --------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   27,400    Fastenal Co.                                                                                   1,088
                                                                                                         --------
             TRUCKING (0.5%)
   27,400    CNF, Inc.                                                                                      1,562
   31,700    Yellow Roadway Corp.*                                                                          1,493
                                                                                                         --------
                                                                                                            3,055
                                                                                                         --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   92,500    Alamosa Holdings, Inc.*                                                                     $  1,710
  199,052    Sprint Nextel Corp.                                                                            4,984
                                                                                                         --------
                                                                                                            6,694
                                                                                                         --------
             Total common stocks (cost: $266,845)                                                         306,940
                                                                                                         --------
             PREFERRED SECURITIES (0.7%)

             ELECTRIC UTILITIES (0.2%)
   10,000    Southern California Edison Co., Series A, 5.35%, perpetual                                     1,018
                                                                                                         --------
             LIFE & HEALTH INSURANCE (0.2%)
   40,000    Aegon N.V., 6.38% (Netherlands)                                                                  980
                                                                                                         --------

PRINCIPAL
   AMOUNT
    (000)
---------
             REGIONAL BANKS (0.3%)
   $2,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(o)                                       2,165
                                                                                                         --------
             Total preferred securities (cost: $4,169)                                                      4,163
                                                                                                         --------

   NUMBER
OF SHARES
---------
             EXCHANGE-TRADED FUNDS (1.2%)
   28,000    iShares Russell 2000 Growth Index Fund(h)                                                      1,959
   42,100    MidCap SPDR Trust Series 1(h)                                                                  5,651
                                                                                                         --------
             Total exchange-traded funds (cost: $6,942)                                                     7,610
                                                                                                         --------
             Total equity securities (cost: $277,956)                                                     318,713
                                                                                                         --------

PRINCIPAL
   AMOUNT                                                                COUPON
    (000)                                                                  RATE           MATURITY
---------                                                                ------         ----------
             BONDS (47.8%)

             CORPORATE OBLIGATIONS (22.7%)

             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
  $ 1,000    Kellwood Co., Debentures                                      7.63%        10/15/2017            902
    1,000    Kellwood Co., Senior Notes                                    7.88          7/15/2009            996
                                                                                                         --------
                                                                                                            1,898
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             BREWERS (0.2%)
  $ 1,000    Miller Brewing Co., Guaranteed Notes(a)                       4.25%         8/15/2008       $    981
                                                                                                         --------
             BROADCASTING & CABLE TV (0.4%)
    1,000    Cox Communications, Inc., Notes                               4.63          6/01/2013            929
    1,000    Cox Enterprises, Inc., Notes(a)                               8.00          2/15/2007          1,029
    1,000    Liberty Media Corp., Senior Notes(h)                          5.70          5/15/2013            917
                                                                                                         --------
                                                                                                            2,875
                                                                                                         --------
             CONSUMER FINANCE (1.4%)
    1,000    American Honda Finance Corp., MTN(a)                          4.43(d)       5/11/2007          1,002
    1,000    Ford Motor Credit Co., Senior Notes                           4.95          1/15/2008            912
    1,000    Ford Motor Credit Co., Notes                                  7.00         10/01/2013            886
    1,000    General Motors Acceptance Corp., Notes                        6.13          8/28/2007            938
    1,000    General Motors Acceptance Corp., Notes                        6.75         12/01/2014            909
    2,000    Household Finance Corp., Notes(r)                             6.38         10/15/2011          2,117
    2,000    SLM Corp., Notes(r)                                           5.38          1/15/2013          2,015
                                                                                                         --------
                                                                                                            8,779
                                                                                                         --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,750    Fiserv, Inc., Notes                                           4.00          4/15/2008          1,700
                                                                                                         --------
             DIVERSIFIED BANKS (0.8%)
    1,000    Bank of America Corp., Subordinated Notes                     9.38          9/15/2009          1,148
    1,000    Emigrant Bancorp, Inc., Senior Notes(a)                       6.25          6/15/2014          1,033
    2,050    First Union Corp., Bonds                                      6.82          8/01/2026(c)       2,518
      727    U.S. Central Credit Union, Senior Notes                       2.70          9/30/2009            685
                                                                                                         --------
                                                                                                            5,384
                                                                                                         --------
             DIVERSIFIED CHEMICALS (0.1%)
    1,000    ICI Wilmington, Inc., Notes                                   4.38         12/01/2008            976
                                                                                                         --------
             ELECTRIC UTILITIES (3.7%)
    1,000    American Electric Power Co., Inc., Senior Notes               4.71          8/16/2007            994
    1,921    Cedar Brakes II, LLC, Senior Notes, Series C(a)               9.88          9/01/2013          2,191
    1,000    Entergy Mississippi, Inc., First Mortgage Bonds               5.15          2/01/2013            959
    1,000    FirstEnergy Corp., Notes, Series B                            6.45         11/15/2011          1,053
      977    FPL Energy National Wind, LLC, Secured Notes(a)               5.61          3/10/2024            970
    3,000    Monongahela Power Co., Notes, Series A                        7.36          1/15/2010          3,144
    1,000    Northern States Power Co., First Mortgage Bonds               2.88          8/01/2006            988
    1,836    Oglethorpe Power Corp., Secured
                Series Facility Bonds                                      6.97          6/30/2011          1,899

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
  $ 2,000    Power Contract Financing, Senior Notes(a)                     6.26%         2/01/2010       $  2,032
    1,000    PPL Capital Funding, Inc., Guaranteed Notes, Series A         4.33          3/01/2009            972
    1,000    PPL Energy Supply, LLC, Bonds, Series A                       5.70         10/15/2015            991
    1,000    Public Service Electric & Gas Co., First
                Mortgage Bonds, Series A                                   4.09(d)       6/23/2006          1,000
    1,000    Sempra Energy ESOP, Series 1999 (NBGA)(a)                     4.21         11/01/2014(c)         986
    2,000    Tristate General & Transport Association, Bonds(a)            6.04          1/31/2018          2,044
    2,000    TXU Energy Co., LLC, Senior Notes                             7.00          3/15/2013          2,120
    1,000    West Penn Power Co., Notes                                    6.63          4/15/2012          1,067
                                                                                                         --------
                                                                                                           23,410
                                                                                                         --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    1,000    Waste Management, Inc., Senior Notes                          7.38          8/01/2010          1,088
                                                                                                         --------
             FOOD RETAIL (0.3%)
    1,000    Safeway, Inc., Notes                                          5.63          8/15/2014            978
    1,000    Safeway, Inc., Notes                                          5.80          8/15/2012            997
                                                                                                         --------
                                                                                                            1,975
                                                                                                         --------
             GAS UTILITIES (1.3%)
    2,000    Boardwalk Pipelines, LLC, Notes                               5.50          2/01/2017          1,971
    1,000    Enbridge Energy Partners, LP, Senior Notes                    5.35         12/15/2014            981
    2,000    Energy Transfer Partners, LP, Senior Notes                    5.95          2/01/2015          1,962
    1,000    Gulfstream Natural Gas Systems, LLC, Senior Notes(a)          6.19         11/01/2025          1,007
    1,000    Noram Energy Corp., Debentures                                6.50          2/01/2008          1,026
    1,000    Valero Logistics Operations, LP, Senior Notes                 6.05          3/15/2013          1,035
                                                                                                         --------
                                                                                                            7,982
                                                                                                         --------
             HEALTH CARE FACILITIES (0.1%)
    1,000    HCA, Inc., Notes                                              5.25         11/06/2008            977
                                                                                                         --------
             HOUSEHOLD APPLIANCES (0.2%)
    1,000    Whirlpool Corp., Debentures                                   7.75          7/15/2016          1,140
                                                                                                         --------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,380    Newell Rubbermaid, Inc., MTN, Series A                        6.35          7/15/2028(c)       1,414
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.4%)
  $ 1,922    Merey Sweeny, LP, Senior Notes(a)                             8.85%        12/18/2019       $  2,279
                                                                                                         --------
             LIFE & HEALTH INSURANCE (0.3%)
    2,000    Phoenix Companies, Inc., Senior Notes                         6.68          2/16/2008          2,020
                                                                                                         --------
             MANAGED HEALTH CARE (0.5%)
    1,000    Coventry Health Care, Inc., Senior Notes                      6.13          1/15/2015          1,019
    2,000    Highmark, Inc., Senior Notes(a)                               6.80          8/15/2013          2,155
                                                                                                         --------
                                                                                                            3,174
                                                                                                         --------
             METAL & GLASS CONTAINERS (0.2%)
    1,000    Pactiv Corp., Notes                                           7.20         12/15/2005          1,001
                                                                                                         --------
             MULTI-LINE INSURANCE (0.9%)
    1,000    American General Finance Corp., Notes                         4.04(d)       3/29/2006          1,000
    1,000    American General Finance Corp., MTN, Series I                 4.88          7/15/2012            977
    1,000    American General Finance Corp., MTN                           5.40         12/01/2015            990
    1,000    ASIF Global Financing XIX, Senior Notes(a)                    4.90          1/17/2013            989
    2,000    Oil Casualty Insurance Ltd., Subordinated Debentures(a)       8.00          9/15/2034          2,016
                                                                                                         --------
                                                                                                            5,972
                                                                                                         --------
             MULTI-SECTOR HOLDINGS (0.2%)
    1,000    Leucadia National Corp., Senior Notes                         7.00          8/15/2013          1,010
                                                                                                         --------
             MULTI-UTILITIES (0.3%)
    1,000    Duke Capital Corp., LLC, Senior Notes                         5.50          3/01/2014            990
    1,000    PSEG Funding Trust, Notes                                     5.38         11/16/2007          1,003
                                                                                                         --------
                                                                                                            1,993
                                                                                                         --------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    1,000    Seacor Holdings, Inc., Senior Notes                           5.88         10/01/2012            966
                                                                                                         --------
             OIL & GAS REFINING & MARKETING (0.2%)
    1,000    Magellan Midstream Partners, LP, Notes                        6.45          6/01/2014          1,058
                                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000    Textron Financial Corp., Notes                                2.75          6/01/2006            991
                                                                                                         --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.1%)
  $ 1,000    General Mills, Inc., Notes                                    2.63%        10/24/2006       $    978
                                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (2.5%)
    1,000    21st Century Insurance Group, Senior Notes                    5.90         12/15/2013          1,012
    1,000    ACE INA Holdings, Inc., Senior Notes                          5.88          6/15/2014          1,025
    1,000    AXIS Capital Holdings Ltd., Senior Notes                      5.75         12/01/2014            995
    2,000    Berkshire Hathaway Finance Corp., Senior Notes                4.85          1/15/2015          1,957
    1,000    Fidelity National Financial, Inc., Notes                      5.25          3/15/2013            929
    1,000    Fidelity National Financial, Inc., Notes                      7.30          8/15/2011          1,041
    2,000    Fund American Companies, Inc., Notes                          5.88          5/15/2013          2,007
    1,000    Markel Corp., Notes                                           7.20          8/15/2007          1,031
    1,000    Ohio Casualty Corp., Notes                                    7.30          6/15/2014          1,064
    1,000    RLI Corp., Senior Notes                                       5.95          1/15/2014            989
    1,000    St. Paul Travelers Companies, Inc., Senior Notes              5.50         12/01/2015            997
    1,000    W.R. Berkley Corp., Senior Notes                              5.60          5/15/2015            992
    2,000    Xl Capital Ltd. Senior Notes                                  6.38         11/15/2024          2,024
                                                                                                         --------
                                                                                                           16,063
                                                                                                         --------
             PUBLISHING (0.3%)
    1,000    Knight-Ridder, Inc., Notes                                    5.75          9/01/2017            877
    1,000    Scholastic Corp., Notes                                       5.00          4/15/2013            915
                                                                                                         --------
                                                                                                            1,792
                                                                                                         --------
             RAILROADS (0.3%)
    2,000    TTX Co., Notes(a)                                             5.40          2/15/2016          1,992
                                                                                                         --------
             REAL ESTATE INVESTMENT TRUSTS (3.5%)
    1,000    Arden Realty, LP, Notes                                       5.25          3/01/2015            970
    1,000    EOP Operating, LP, Guaranteed Notes                           4.75          3/15/2014            941
    2,000    ERP Operating, LP, Notes                                      5.25          9/15/2014          1,973
    2,000    Federal Realty Investment Trust, Notes                        5.65          6/01/2016          1,986
    1,000    Hospitality Properties Trust, Senior Notes                    5.13          2/15/2015            954
    2,000    HRPT Properties Trust, Notes                                  5.75         11/01/2015          1,994
    2,000    Kimco Realty Corp., Notes                                     5.58         11/23/2015          2,002
    1,000    Liberty Property, LP, Senior Notes                            5.65          8/15/2014          1,007
    2,000    Nationwide Health Properties, Inc., Notes                     6.00          5/20/2015          1,968
    2,000    Pan Pacific Retail Properties, Inc., Notes                    7.95          4/15/2011          2,231
    1,000    Post Apartment Homes, LP, Senior Notes                        5.45          6/01/2012            976
    2,000    Simon Property Group, LP, Notes(a)                            5.75         12/01/2015          2,016

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
  $ 2,000    Tanger Factory Outlets, Senior Notes                          6.15%        11/15/2015       $  2,009
    1,000    United Dominion Realty Trust, Senior Notes                    5.25          1/15/2015            974
                                                                                                         --------
                                                                                                           22,001
                                                                                                         --------
             REGIONAL BANKS (1.0%)
    1,000    Bank of Hawaii, Notes                                         6.88          3/01/2009          1,061
    1,000    First Republic Bank Corp., Subordinated Notes                 7.75          9/15/2012          1,115
    1,000    Imperial Bank, Subordinated Capital Notes                     8.50          4/01/2009          1,103
    2,000    PNC Financial Services, Trust Preferred
                Securities, Series C                                       8.88          3/15/2027          2,173
    1,000    Union Planters Bank, N.A., Subordinated Notes                 6.50          3/15/2008(c)       1,032
                                                                                                         --------
                                                                                                            6,484
                                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (1.6%)
    1,000    Countrywide Home Loan, Guaranteed Notes, Series MTNL          4.00          3/22/2011            941
    2,000    Countrywide Home Loan, Notes, Series MTN                      4.13          9/15/2009          1,924
    1,000    Independence Community Bank Corp., Notes(l)                   3.50          6/20/2013            960
    2,000    Roslyn Bancorp, Inc., Senior Notes                            7.50         12/01/2008          2,123
    2,000    Washington Mutual Bank, Subordinated Notes                    5.65          8/15/2014          2,007
    2,000    World Savings Bank Federal Savings Bank, Notes                4.13         12/15/2009          1,943
                                                                                                         --------
                                                                                                            9,898
                                                                                                         --------
             TOBACCO (0.6%)
    1,000    Universal Corp., MTN, Series C                                5.20         10/15/2013            901
    1,000    Universal Corp., MTN, Series B                                7.88          2/15/2008          1,039
    2,000    UST, Inc., Notes                                              6.63          7/15/2012          2,084
                                                                                                         --------
                                                                                                            4,024
                                                                                                         --------
             Total corporate obligations (cost: $145,418)                                                 144,275
                                                                                                         --------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.1%)(n)

             DIVERSIFIED BANKS (1.3%)
    1,000    Bayerische Landesbank, MTN (Germany)                          2.60         10/16/2006            983
      500    Chinatrust Commercial Bank Co. Ltd.,
                Bonds (Hong Kong)(a,l)                                     5.63         12/29/2049            485
    1,000    Chuo Mitsui Trust & Banking Co., Subordinated
                Notes (Japan)(a,l)                                         5.51         12/29/2049            963
    1,000    HBOS plc, Subordinated
                Notes (United Kingdom)(a)                                  6.41         10/01/2035            981
    1,000    Mizuho Finance, Notes (Japan)(a)                              5.79          4/15/2014          1,031

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
  $ 1,000    Nordea Bank AB, Subordinated Notes (Sweden)(a)                5.25%        11/30/2012        $ 1,013
    1,000    Skandinaviska Enskilda Banken, Subordinated
                Bonds (Sweden)(a,l)                                        5.47          3/29/2049            986
    2,000    UFJ Finance Aruba AEC, Notes (Aruba)                          8.75         11/29/2049          2,169
                                                                                                         --------
                                                                                                            8,611
                                                                                                         --------
             DIVERSIFIED METALS & MINING (0.5%)
    2,000    Brascan Corp., Notes (Canada)                                 8.13         12/15/2008          2,166
    1,000    Glencore Funding, LLC, Notes (Switzerland)(a)                 6.00          4/15/2014            932
                                                                                                         --------
                                                                                                            3,098
                                                                                                         --------
             FOOD RETAIL (0.3%)
    2,000    Woolworths Ltd., Senior Notes (Australia)(a)                  5.25         11/15/2011          2,002
                                                                                                         --------
             INTEGRATED OIL & GAS (0.5%)
    1,000    Pemex Finance Ltd., Senior Notes (Mexico)                     8.88         11/15/2010          1,109
    2,000    Pemex Project Funding Master Trust,
                Senior Notes (Mexico)(a,o,q)                               4.99(d)      12/03/2012          2,002
                                                                                                         --------
                                                                                                            3,111
                                                                                                         --------
             OIL & GAS DRILLING (0.3%)
    1,873    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)      5.33          8/01/2013          1,836
                                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    2,000    EOG Resources Canada, Inc., Senior Notes (Canada)(a)          4.75          3/15/2014          1,930
    1,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II,
                Bonds, Series A (Qatar)(a)                                 5.30          9/30/2020            985
                                                                                                         --------
                                                                                                            2,915
                                                                                                         --------
             OIL & GAS REFINING & MARKETING (0.3%)
    2,000    GS Caltex Corp., Notes (Korea)(a)                             5.50         10/15/2015          1,979
                                                                                                         --------
             PAPER PRODUCTS (0.1%)
    1,000    Domtar, Inc., Notes (Canada)                                  5.38         12/01/2013            830
                                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    1,000    Mantis Reef Ltd. II, Notes (Australia)(a)                     4.80         11/03/2009            978
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             REINSURANCE (1.1%)
  $ 1,000    Endurance Specialty Holdings, Ltd., Senior Notes (Bermuda)    6.15%        10/15/2015       $  1,002
    3,000    Montpelier Re Holdings Ltd., Senior Notes (Bermuda)           6.13          8/15/2013          2,867
    1,500    Platinum Underwriters Finance, Inc.,
                Guaranteed Notes, Series B (Bermuda)                       7.50          6/01/2017          1,480
    2,000    Stingray, Pass-Through Trust, Pass-Through
                Certificates (Bermuda)(a)                                  5.90          1/12/2015          1,975
                                                                                                         --------
                                                                                                            7,324
                                                                                                         --------
             Total Eurodollar and Yankee obligations (cost: $33,074)                                       32,684
                                                                                                         --------
             ASSET-BACKED SECURITIES (3.1%)

             AIRLINES (0.7%)
      762    Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8, EETC                                  4.50(d)       3/15/2019            717
             America West Airlines, Inc.,
                Pass-Through Certificates,
      554       Series 1996-1, Class A, EETC                               6.85          7/02/2009            547
    1,586       Series 1999-1, Class G, EETC (INS)                         7.93          1/02/2019          1,687
      756    American Airlines, Pass-Through Certificates,
                Series 2002-1, Class G, EETC (INS)                         4.58(d)       9/23/2007            759
      828    Northwest Airlines Corp., Pass-Through
                Certificates, Series 1999-2A, EETC                         7.58          3/01/2019            829
                                                                                                         --------
                                                                                                            4,539
                                                                                                         --------
             ASSET-BACKED FINANCING (2.4%)
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(a)            2.76          4/20/2008            976
    2,000    ARG Funding Corp., Subordinated Bonds,
                Series 2003-1A, Class C2                                   6.64          3/20/2007          1,999
    2,000    Citibank Credit Card Issuance Trust,
                Series 2005-C5, Class C5                                   4.95         10/25/2010          1,996
    4,000    Consumers Funding, LLC, Series 2001-1, Class A5               5.43          4/20/2015          4,085
    1,000    Detroit Edison Securitization Funding, LLC,
                Series 2001-1, Class A5                                    6.42          3/01/2015          1,078
      370    Honda Auto Receivables Owner Trust, Notes,
                Series 2003-3, Class A3                                    2.14          4/23/2007            368

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
  $ 2,000    Household Affinity Credit Card Master Note
                Trust I, Series 2003-2, Class B                            2.51%         2/15/2008       $  1,992
      434    Oncor Electric Delivery Transition Bond Co.,
                Bonds, Series 2003-1, Class A1                             2.26          2/15/2009            428
    1,000    Permanent Financing plc, Notes,
                Series 8, Class 1B                                         3.93(d)       6/10/2042          1,001
      205    PP&L Transition Bond Co., LLC,
                Series 1999-1, Class A6                                    6.96         12/26/2007            206
      907    Whole Auto Loan Trust,
                Series 2003-1, Class A3B(a)                                1.99          5/15/2007            902
                                                                                                         --------
                                                                                                           15,031
                                                                                                         --------
             Total asset-backed securities (cost: $19,385)                                                 19,570
                                                                                                         --------
             COMMERCIAL MORTGAGE SECURITIES (8.0%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (7.9%)
             Banc of America Commercial Mortgage Inc.,
    2,165       Series 2001 PB1, Class A2                                  5.79          5/11/2035          2,227
    1,706       Series 2000-2, Class A1                                    7.02          9/15/2032          1,774
    2,813    Chase Commercial Mortgage Securities Corp.,
                Series 2000-1, Class A2                                    7.76          4/15/2032          3,028
    3,000    Commerce Mortgage Pass-Through
                Certificates, Series 2004-LB2A, Class A2                   3.60          3/10/2039          2,879
             Credit Suisse First Boston Mortgage
                Securities Corp.,
    1,540       Series 2001-CK6, Class A2                                  6.10          8/15/2036          1,574
    1,000       Series 1998-C1, Class D                                    7.17          5/17/2040          1,083
    1,680       Series 2000-C1, Class A2                                   7.55          4/15/2062          1,823
             DLJ Commercial Mortgage Corp.,
    2,000       Series 1999-CG1, Class A1B                                 6.46          3/10/2032          2,084
    2,000       Series 1999-CG2, Class A1B                                 7.30          6/10/2032          2,140
    2,000    First Union National Bank Commercial
                Mortgage Trust, Series 1999-C4, Class A2                   7.39         12/15/2031          2,152
    2,000    G-Force, LLC, Series 2005-RR2, Class A2(a,r)                  5.16         12/25/2039          1,993
    2,244    GE Capital Commercial Mortgage Corp.,
                Series 2001-3, Class A1                                    5.56          6/10/2038          2,268
             GMAC Commercial Mortgage Securities, Inc.,
    3,750       Series 2003-C3, Class A2(a)                                4.22          4/10/2040          3,655
    4,925       Series 1999-C2, Class A2                                   6.95          9/15/2033          5,199
    1,126    J.P. Morgan Chase Commercial Mortgage
                Securities Corp., Series 2004-CBX, Class A1                3.18          1/12/2037          1,115

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
  $ 3,629    LB-UBS Commercial Mortgage Trust,
                Series 2001-C2, Class A1                                   6.27%         6/15/2020       $  3,726
      878    Mach One Trust, Series 2004-1A, Class A1(a)                   3.89          5/28/2040            860
    1,250    Merrill Lynch Mortgage Investors, Inc.,
                Series 1998-C1, Class A2                                   6.48         11/15/2026          1,282
    1,840    Morgan Stanley Capital Mortgage Trust,
                Series 2000-HG, Class A(a)                                 7.43         12/03/2010          1,841
    2,000    Nomura Asset Securities Corp.,
                Series 1998-D6, Class A1B                                  6.59          3/15/2030          2,070
    1,972    Paine Weber Mortgage Acceptance Corp.,
                Series 1999-C1, Class A2                                   6.82          6/15/2032          2,063
    1,737    Salomon Brothers Mortgage Securities VII,
                Series 2000-C3, Class A1(a)                                6.34         12/18/2033          1,758
    2,000    Wachovia Bank Commercial Mortgage Trust,
                Series 2005-C18, Class APB                                 4.81          4/15/2042          1,952
                                                                                                         --------
                                                                                                           50,546
                                                                                                         --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(g)
    9,147    Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP (acquired
                8/13/2003; cost $939)(a,b)                                 2.19          1/11/2035            633
                                                                                                         --------
             Total commercial mortgage securities (cost: $51,495)                                          51,179
                                                                                                         --------
             U.S. GOVERNMENT AGENCY ISSUES (3.4%)(j)

             DEBENTURES (0.3%)
    2,000    Fannie Mae(+), CPI Floating Rate Notes                        4.78(d)       2/17/2009          1,949
                                                                                                         --------

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(g)
   21,875    Government National Mortgage Assn.,
                Series 2003-59, Class XB                                   2.28          7/16/2010            906
                                                                                                         --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
             Fannie Mae(+),
      111       Series 1999-25 VB                                          6.00          4/25/2016            111
      351       Series 2001-20 VB                                          6.00          9/25/2017            351
       30       Series 2001-29 VB                                          6.50          8/25/2016             30

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             Freddie Mac(+),
  $ 2,212       Series 2435 VG                                             6.00%         2/15/2013       $  2,262
    3,808       Series 2389 VH                                             6.00         12/01/2031          3,845
    1,853       Series 2427 VL                                             6.50         11/15/2017          1,863
    1,933       Series 2445 VD                                             6.50          4/15/2018          1,953
             Government National Mortgage Assn. I,
    1,000       Series 1999-14 VD                                          6.00          3/20/2014          1,018
    1,605       Series 2001-49 VB                                          7.00         11/16/2016          1,620
                                                                                                         --------
                                                                                                           13,053
                                                                                                         --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES(0.7%)
    1,347    Freddie Mac, Pool C79394(+)                                   5.50          4/01/2033          1,333
             Government National Mortgage Assn. I,
    2,261       Pool 603868                                                5.50          1/15/2033          2,257
      150       Pool 587184                                                7.00          4/15/2032            157
      534    Government National Mortgage Assn. II,
                Pool 781494                                                6.50          8/20/2031            552
                                                                                                         --------
                                                                                                            4,299
                                                                                                         --------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    1,524    Rowan Companies, Inc., Guaranteed Bond,
                Title XI                                                    2.80        10/20/2013          1,410
                                                                                                         --------
             Total U.S. government agency issues
                (cost: $21,648)                                                                            21,617
                                                                                                         --------


             U.S. TREASURY SECURITIES (4.8%)

             BONDS AND NOTES (4.6%)
   14,000    4.25%, 10/15/2010                                                                             13,887
    6,000    4.25%, 8/15/2015(h)                                                                            5,867
    8,500    5.38%, 2/15/2031(h)                                                                            9,342
                                                                                                         --------
                                                                                                           29,096
                                                                                                         --------
             INFLATION-INDEXED NOTE (0.2%)(f)
    1,142    3.50%, 1/15/2011                                                                               1,221
                                                                                                         --------
             Total U.S. Treasury securities (cost: $30,570)                                                30,317
                                                                                                         --------
             MUNICIPAL BONDS (0.7%)

             CASINOS & GAMING (0.3%)
    2,000    Mashantucket (Western) Pequot Tribe, CT, Bonds(a)             5.91          9/01/2021          1,966
                                                                                                         --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             COMMUNITY SERVICE (0.1%)
  $   690    Jicarilla Apache Nation, NM, RB                               2.95%        12/01/2006       $    684
                                                                                                         --------
             MULTI-UTILITIES (0.2%)
    1,097    California Maritime Infrastructure Auth. RB,
                Series 1999                                                6.63         11/01/2009          1,122
                                                                                                         --------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    1,000    Short Pump Town Center Community
                Development Auth., VA, RB(a)                               4.85          2/01/2006          1,000
                                                                                                         --------
             Total municipal bonds (cost: $4,820)                                                           4,772
                                                                                                         --------
             Total bonds (cost: $306,410)                                                                 304,414
                                                                                                         --------

   NUMBER
OF SHARES
---------
             MONEY MARKET INSTRUMENTS (1.9%)

             MONEY MARKET FUNDS (1.2%)
             -------------------------
7,905,522    SSgA Prime Money Market Fund                                  3.89(i)               -          7,905
                                                                                                         --------

PRINCIPAL
   AMOUNT
    (000)
---------
             COMMERCIAL PAPER (0.3%)
             -----------------------
             GAS UTILITIES
  $ 2,015    Kinder Morgan Energy LP(a,k)                                  4.12         12/01/2005          2,015
                                                                                                         --------
             VARIABLE-RATE DEMAND NOTES (0.4%)(e)
             ------------------------------------
             ELECTRIC UTILITIES (0.1%)
      480    Sempra Energy ESOP, Series 1999A (NBGA)(a)                    4.72         11/01/2014            480
                                                                                                         --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
    1,790    145 Associates Ltd., Notes, Series 2000
               (LOC - Sky Bank)                                            5.19         10/01/2020          1,790
                                                                                                         --------
                                                                                                            2,270
                                                                                                         --------
             Total money market instruments (cost: $12,190)                                                12,190
                                                                                                         --------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                COUPON                             VALUE
    (000)    SECURITY                                                      RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (6.4%)

             REPURCHASE AGREEMENTS (6.3%)(m)
  $15,000    Credit Suisse First Boston, LLC, 4.02%, acquired on 11/30/2005 and due 12/01/2005 at $15,000 (collateralized by $15,590 of
                Federal Home Loan Bank Bonds(j,+), 4.25% - 4.30%, due 9/09/2009
                - 2/04/2010; market value
                $15,302)                                                                                 $ 15,000
    5,000    Deutsche Bank Securities, Inc., 4.00%, acquired
                on 11/30/2005 and due 12/01/2005 at
                $5,000 (collateralized by $4,711 of Fannie
                Mae Notes(j,+), 6.13%, due 3/15/2012;
                market value $5,101)                                                                        5,000
   20,000    Lehman Brothers, Inc., 3.99%, acquired on
                11/30/2005 and due 12/01/2005 at $20,000 (collateralized by
                $29,900 of Freddie Mac Discount Notes(j,+), 5.58%(p), due
                11/05/2014; $2,120 of Federal Home Loan Bank Bonds(j,+),
                4.40%, due 7/28/2008; combined market value $20,402)                                       20,000
                                                                                                         --------
                                                                                                           40,000
                                                                                                         --------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.1%)
  468,874    AIM Short-Term Investment Co. Liquid Assets Portfolio         4.00%(i)              -            469
   27,876    Merrill Lynch Premier Institutional Fund                      3.91(i)               -             28
                                                                                                         --------
                                                                                                              497
                                                                                                         --------
             Total short-term investments purchased with cash collateral from
                securities loaned (cost: $40,497)                                                          40,497
                                                                                                         --------
             TOTAL INVESTMENTS (COST: $637,053)                                                          $675,814
                                                                                                         ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 7.2% of net assets as of November 30, 2005.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

          SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          CPI    Consumer Price Index

          EETC   Enhanced Equipment Trust Certificate

          ESOP   Employee Stock Ownership Plan

          MTN    Medium-Term Note

          RB     Revenue Bond

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

34

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

          (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

          (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

          (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The market value of this security at November 30, 2005, was $633,000, which represented 0.1% of the Fund's net assets.

          (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

          (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2005.

          (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly,

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

              monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          (g) Interest-only commercial mortgage-backed securities (IO CMBSs)- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which the current interest rate is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

          (h) The security or a portion thereof was out on loan as of November 30, 2005.

          (i) Rate represents the money market fund annualized seven-day yield at November 30, 2005.

          (j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA)

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

              and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

          (l) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

          (m) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (n) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          (o) Security was fair valued at November 30, 2005, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

          (p) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (q) At November 30, 2005, the aggregate market value of securities purchased on a when-issued basis was $2,002,000.

          (r) At November 30, 2005, portions of these securities were segregated to cover when-issued securities.

          * Non-income-producing security for the 12 months preceding November 30, 2005.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $36,246) (identified cost of $637,053)                       $675,814
   Cash                                                                             14
   Receivables:
      Capital shares sold                                                          514
      Dividends and interest                                                     4,030
      Securities sold                                                            7,583
      Other                                                                         46
      USAA Investment Management Company (Note 6D)                                 553
                                                                              --------
         Total assets                                                          688,554
                                                                              --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                          40,536
      Securities purchased (when-issued of $2,000)                              10,986
      Capital shares redeemed                                                      372
   Accrued management fees                                                         389
   Accrued transfer agent's fees                                                     6
   Other accrued expenses and payables                                              19
                                                                              --------
         Total liabilities                                                      52,308
                                                                              --------
            Net assets applicable to capital shares outstanding               $636,246
                                                                              ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $565,624
   Accumulated undistributed net investment income                               2,291
   Accumulated net realized gain on investments                                 29,570
   Net unrealized appreciation of investments                                   38,761
                                                                              --------
            Net assets applicable to capital shares outstanding               $636,246
                                                                              ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                  40,196
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  15.83
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $10)                      $ 2,440
   Interest                                                                6,582
   Securities lending                                                         98
                                                                         -------
      Total income                                                         9,120
                                                                         -------
EXPENSES
   Management fees                                                         2,346
   Administration and servicing fees                                         469
   Transfer agent's fees                                                     880
   Custody and accounting fees                                               115
   Postage                                                                   100
   Shareholder reporting fees                                                 25
   Trustees' fees                                                              4
   Registration fees                                                          20
   Professional fees                                                          22
   Other                                                                      10
                                                                         -------
      Total expenses                                                       3,991
   Expenses paid indirectly                                                  (33)
   Expenses reimbursed                                                      (863)
                                                                         -------
      Net expenses                                                         3,095
                                                                         -------
NET INVESTMENT INCOME                                                      6,025
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                         13,921
      Foreign currency transactions                                           (2)
   Change in net unrealized appreciation/depreciation of investments       2,306
                                                                         -------
            Net realized and unrealized gain                              16,225
                                                                         -------
   Increase in net assets resulting from operations                      $22,250
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005

                                                                     11/30/2005     5/31/2005
                                                                     ------------------------
FROM OPERATIONS
   Net investment income                                               $  6,025      $  9,831
   Net realized gain on investments                                      13,921        26,559
   Net realized loss on foreign currency transactions                        (2)            -
   Change in net unrealized appreciation/depreciation of
      investments                                                         2,306         5,679
                                                                       ----------------------
      Increase in net assets resulting from operations                   22,250        42,069
                                                                       ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (5,397)       (9,475)
   Net realized gains                                                         -        (5,841)
                                                                       ----------------------
      Distributions to shareholders                                      (5,397)      (15,316)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             50,867       132,983
   Shares issued for dividends reinvested                                 5,337        15,153
   Cost of shares redeemed                                              (46,574)      (88,077)
                                                                       ----------------------
      Increase in net assets from capital
         share transactions                                               9,630        60,059
                                                                       ----------------------
   Net increase in net assets                                            26,483        86,812

NET ASSETS
   Beginning of period                                                  609,763       522,951
                                                                       ----------------------
   End of period                                                       $636,246      $609,763
                                                                       ======================
Accumulated undistributed net investment income:
   End of period                                                       $  2,291      $  1,663
                                                                       ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            3,250         8,850
   Shares issued for dividends reinvested                                   343           995
   Shares redeemed                                                       (2,974)       (5,849)
                                                                       ----------------------
      Increase in shares outstanding                                        619         3,996
                                                                       ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign

42

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                   securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than
                   ETFs, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                   are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                6. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated

44

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities

46

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2005, net outstanding when-issued commitments, including interest purchased, for the Fund were $2,000,000.

             G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $28,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $33,000.

             H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 2.0% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses

48

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

         are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $399,433,000 and $378,128,000, respectively.

         As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $47,764,000 and $9,003,000, respectively, resulting in net unrealized appreciation of $38,761,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

         investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2005, the Fund received securities-lending income of $98,000, which is net of the 20% income retained by MetWest. As of November 30, 2005, the Fund loaned securities having a fair market value of approximately $36,246,000 and received cash collateral of $40,536,000 for the loans. Of this amount, $40,497,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $39,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds

50

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $2,346,000, which included no performance adjustment.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

             B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. Wellington Management has agreed to waive all fees in excess of 0.18% through June 30, 2006. Wellington Management may terminate this waiver if the Manager allocates less than 100% of certain USAA Funds' assets investable in U.S. stocks to Wellington Management. The Manager has allocated less than 100% of these Funds' assets investable in U.S. stocks to Wellington Management, so Wellington Management may terminate this waiver at any time. For the six-month period ended November 30, 2005, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $333,000.

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $469,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager

52

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                $11,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This arrangement may be modified or terminated at any time. For the six-month period ended November 30, 2005, the Fund incurred reimbursable expenses of $863,000.

             E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $880,000.

             F. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                               YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  15.41        $  14.70        $  13.35        $  14.20        $  15.25        $  15.26
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .15             .26             .20             .28             .35(a,d)        .33
   Net realized and unrealized
      gain (loss)                          .41             .86            1.37            (.70)           (.40)(a,d)       .77
                                      ----------------------------------------------------------------------------------------
Total from investment operations           .56            1.12            1.57            (.42)           (.05)(a,d)      1.10
                                      ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.14)           (.25)           (.22)           (.29)           (.34)           (.32)
   From realized capital gains               -            (.16)              -            (.14)           (.66)           (.79)
                                      ----------------------------------------------------------------------------------------
Total distributions                       (.14)           (.41)           (.22)           (.43)          (1.00)          (1.11)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  15.83        $  15.41        $  14.70        $  13.35        $  14.20        $  15.25
                                      ========================================================================================
Total return (%)*                         3.62            7.67           11.82           (2.71)           (.06)           7.37
Net assets at end of period (000)     $636,246        $609,763        $522,951        $350,842        $327,563        $184,977
Ratio of expenses to
   average net assets (%)**(c,e)          1.00(b)         1.00            1.00            1.00            1.02            1.23
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**(e)                1.28(b)         1.29            1.33            1.47            1.35               -
Ratio of net investment income to
   average net assets (%)**               1.92(b)         1.74            1.38            2.19            2.41(d)         2.30
Portfolio turnover (%)                   63.46           68.26           55.26          113.80           42.34           80.60

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2005, average net assets were
    $624,148,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.
(d) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no effect on these amounts.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)          (.02%)          (.02%)          (.01%)          (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE         JUNE 1, 2005-
                                    JUNE 1, 2005        NOVEMBER 30, 2005      NOVEMBER 30, 2005
                                    ------------------------------------------------------------
Actual                                $1,000.00             $1,036.20                $5.05
Hypothetical
   (5% return before expenses)         1,000.00              1,020.11                 5.01

         *Expenses are equal to the Fund's annualized expense ratio of 0.99%, which is net of reimbursements and any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.62% for the six-month period of June 1, 2005, through November 30, 2005.

56

 N O T E S
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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27804-0106                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.